Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The following table summarizes information relating to Vermilion’s financial instruments:

	As at Dec 31, 2018		As at Dec 31, 2017
($M)	Carrying value	Fair value	Carrying value	Fair value
Fair value through profit or loss
Cash and cash equivalents	26,809	26,809	46,561	46,561
Derivative assets	96,882	96,882	20,540	20,540
Derivative liabilities	(58,543)	(58,543)	(91,253)	(91,253)
Amortized cost
Accounts receivable	260,322	260,322	165,760	165,760
Accounts payable and accrued liabilities	(449,651)	(449,651)	(219,084)	(219,084)
Dividends payable	(35,122)	(35,122)	(26,256)	(26,256)
Long-term debt	(1,796,207)	(1,781,809)	(1,270,330)	(1,274,891)

Disclosure Of Detailed Information On Sensitivity Of Fair Value Measures Explanatory [Text Block]
The following table summarizes the increase (positive values) or decrease (negative values) to net earnings before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2018	Dec 31, 2017
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	(2,205)	(4,607)
$0.01 decrease in strength of the Canadian dollar against the Euro	2,205	4,607

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	2,981	2,239
$0.01 decrease in strength of the Canadian dollar against the US $	(2,981)	(2,239)

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	(18,421)	(21,616)
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	17,351	19,845

Commodity price risk - European natural gas
€ 0.5/GJ increase in European natural gas price used to determine the fair value of derivatives	(36,508)	(32,642)
€ 0.5/GJ decrease in European natural gas price used to determine the fair value of derivatives	33,005	25,321

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2018	167,491	306,927	10,355	1,472,087
December 31, 2017	99,092	138,273	7,974	912,306